Acquisitions (Schedule Of Valuation Of The Intangible Assets Acquired And Related Amortization Periods) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	$ 1,471,672
Paladin Labs Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	674,248
Paladin Labs Inc. | In process research & development
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	65,500
Paladin Labs Inc. | Total other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	674,200
Paladin Labs Inc. | Serelaxin | In process research & development
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	55,000
Paladin Labs Inc. | Other | In process research & development
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	10,500
Developed Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	1,470,172
Developed Technology | Paladin Labs Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	608,700
Developed Technology | Canada Base Prescription | Paladin Labs Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	410,000
Amortization Period (in years)	12 years
Developed Technology | Canada OTC | Paladin Labs Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	50,000
Amortization Period (in years)	11 years
Developed Technology | Canada Other | Paladin Labs Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	74,200
Amortization Period (in years)	11 years
Developed Technology | Litha | Paladin Labs Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	70,000
Amortization Period (in years)	12 years
Developed Technology | Licenses not renewed | Paladin Labs Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Valuation (in millions)	$ 4,500
Amortization Period (in years)	3 years